Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Current assets:
Cash and cash equivalents	$ 945,398	$ 557,319	$ 17,139
Promissory note receivable	0	1,000,000	0
Prepaid expenses and other current assets	39,629	19,629	3,308
Total current assets	985,027	1,576,948	20,447
Long-term Assets:
Property and equipment, net	322	322	908
Other assets	10,062	10,062	0
Total long-term assets	10,384	10,384	908
Total assets	995,411	1,587,332	21,355
Current liabilities:
Accounts payable	309,571	314,769	258,426
Accrued expenses and other liabilities	203,230	140,840	49,510
Current maturities of convertible notes payable		0	1,395,000
Current maturities of convertible notes payable, related parties		0	105,000
Notes payable, related party		0	275,200
Current Portion of accrued interest		0	352,755
Accrued interest to related parties		0	116,548
Total current liabilities	512,801	455,609	2,552,439
Long-term liabilities:
Note payable	947,472	944,707	0
Convertible notes payable, net of current maturities		0	235,000
Accrued interest, net of current portion	25,000	0	6,351
Total long-term liabilities	972,472	944,707	241,351
Total liabilities	1,485,273	1,400,316	2,793,790
Commitments and contingencies
Stockholders’ (deficit) equity:
Common stock, $0.001 par value, 300,000,000 shares authorized and 60,145,237 shares issued and outstanding as of December 31 and September 30, 2013	60,145	60,145	5,645
Additional paid in capital	4,890,305	4,758,742	0
Deficit accumulated during the development stage	(5,440,312)	(4,631,871)	(2,778,080)
Total stockholders’ (deficit) equity	(489,862)	187,016	(2,772,435)
Total liabilities and stockholders' equity (deficit)	$ 995,411	$ 1,587,332	$ 21,355